Financial and other non-current assets	12 Months Ended
Dec. 31, 2019
Disclosure of financial and other non-current assets [abstract]
Financial and other non-current assets
13. Financial and other non-current assets
Financial assets
(USD millions)	2019	2018

Equity securities	1 524	1 155

Debt securities	33	31

Fund investments	233	251

Total financial investments	1 790	1 437

Long-term receivables from customers		164

Minimum lease payments from finance lease agreements [1]		91

Long-term receivables from finance subleases	66

Other long-term receivables	104	3

Contingent consideration receivables [2]	399	396

Long-term loans, advances and security deposits	159	254

Total financial assets	2 518	2 345

[1] Note 30 provides additional disclosures on minimal lease payments from finance lease agreements that relate to discontinued operations.
[2] Note 29 provides additional disclosures related to contingent considerations.
Other non-current assets
(USD millions)	2019	2018

Deferred compensation plans	414	468

Prepaid post-employment benefit plans	148	137

Other non-current assets	176	290

Total other non-current assets	738	895